Accumulated Other Comprehensive Loss - Summary of Changes in Accumulated Other Comprehensive (Loss) Income, Net of Tax, from Unrealized Gains (Losses) on Available-for-Sale Marketable Securities (Detail) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive (Loss) Income [Line Items]
Beginning balance	$ (91,131)	$ (62,058)	$ (62,058)	$ (45,051)
Ending balance	(100,625)	(66,174)	(91,131)	(62,058)	$ (45,051)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive (Loss) Income [Line Items]
Beginning balance				(24)
Ending balance	2				(24)
Cara Therapeutics, Inc.
Accumulated Other Comprehensive (Loss) Income [Line Items]
Unrealized gains or losses on available-for-sale marketable securities	0
Beginning balance	(4,593)	57,085	57,085	158,779	227,522
Amount reclassified from accumulated other comprehensive loss	0	0	0	0	0
Net current period other comprehensive income		69	260	1,412	(1,314)
Ending balance	$ (8,073)	29,803	(4,593)	57,085	158,779
Cara Therapeutics, Inc. | Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive (Loss) Income [Line Items]
Beginning balance		(260)	(260)	(1,672)	(358)
Other comprehensive income before reclassifications		69	260	1,412	(1,314)
Net current period other comprehensive income		69	$ 260	1,412	(1,314)
Ending balance		$ (191)		$ (260)	$ (1,672)